Label	Element	Value
Class Y Prospectus | SDIT GNMA FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000701939_SupplementTextBlock

SEI DAILY INCOME TRUST

GNMA Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated May 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SDIT GNMA FUND
Expense [Heading]	rr_ExpenseHeading	Removal of Redemption Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes in the Fees and Expenses of the Funds. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE